MPS Thomson Reuters Venture Capital Fund
MPS Thomson Reuters Venture Capital Fund
Investment Objective

The MPS Thomson Reuters Venture Capital Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price performance of a specific benchmark designed to track the performance of the U.S. venture capital industry. The Fund’s current benchmark is the Thomson Reuters Venture Capital Index (the “Underlying Index”).

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class	Class A
Management Fees		1.25%	1.25%
Distribution and Shareholder Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	3.37%	3.37%
Total Annual Fund Operating Expenses	[2]	4.62%	4.87%
Less Fee Waiver and/or Expense Reimbursement	[3]	(3.12%)	(3.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.50%	1.75%
[1]	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses in this fee table (before and after any fee waivers and/or expense reimbursements) may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[3]	Max Funds, LLC (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding taxes, leverage interest, brokerage costs, dividends and interest on securities sold short, Acquired Fund Fees and Expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation and indemnification expenses (“Excluded Expenses”)) from exceeding 1.50% and 1.75% of the Fund’s average daily net assets of the Institutional Class Shares and A Class Shares, respectively, until July 31, 2015. This Agreement may be terminated at any time and for any reason at the sole discretion of the Fund’s Board of Trustees. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.50% and 1.75% for the Institutional Class Shares and A Class Shares, respectively. The Adviser is entitled to reimbursement by the Fund of fees waived and/or expenses reimbursed during any of the preceding three fiscal years if on any day or month the estimated annualized fund operating expenses are less than the expense limit.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell (redeem) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, With Redemption (USD $)	Expense Example, 1 Year	Expense Example, 3 Years
Institutional Class	153	1,113
Class A	694	1,648

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the Underlying Index. The Underlying Index seeks to replicate the aggregate gross performance of the U.S. venture capital industry by measuring the returns of a theoretical dynamic portfolio of liquid, publicly traded equity securities and derivative instruments designed to generate returns representative of more than 7,500 individual U.S. venture capital-funded private companies in the aggregate. The components of the theoretical dynamic portfolio are derived from a proprietary econometric model developed by DSC Quantitative Group, LLC (“DSC”).

In seeking to track the equity portion of the Underlying Index, the Fund invests in a wide range of liquid, publicly traded equity securities that are either components of the theoretical portfolio or determined by the Sub-Adviser to have substantially similar risk and return characteristics as the components of the theoretical portfolio. The Fund also expects to enter into borrowing transactions (principally a line of credit) to obtain additional exposure to the returns of the equity portion of the Underlying Index. The Fund invests in total return swap agreements designed to provide exposure to the returns of the derivatives portion of the Underlying Index. The Sub-Adviser expects to use a representative sampling indexing strategy to seek to track the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities and financial instruments with economic characteristics that in the aggregate should perform similarly to U.S. venture capital industry.

The Fund’s swap agreements and borrowing transactions will create leverage in the Fund’s portfolio. Leverage may magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with the assets held by the Fund resulting in increased volatility in the value of the Fund’s portfolio. While the use of leverage has the potential to produce greater gains, it also may result in greater losses. The Fund’s borrowing transactions and investments in swap agreements are subject to limits on leverage imposed by the Investment Company Act of 1940 (the “1940 Act”) and related Securities and Exchange Commission (“SEC”) guidance. To comply with SEC guidance, the Fund generally will be required to segregate or earmark liquid assets or enter into offsetting positions to cover its derivatives positions. The Fund also may invest in other investment companies, including exchange traded funds (“ETFs”), to gain exposure to the returns of the Underlying Index.

To the extent the Fund’s Underlying Index is concentrated in a particular industry the Fund’s investment exposure will necessarily be concentrated in that industry. Currently, the Underlying Index has significant exposure to the industries within the technology and healthcare sectors. On a day-to-day basis, the Fund may hold U.S. government securities and cash equivalents to collateralize its derivative positions and borrowings.

Principal Risks

As with all mutual funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk.   The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk.   The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty credit risk. Derivative investments may not have the intended effect and may result in losses or missed opportunities. The Fund could lose more than the principal amount invested.

Equity Securities Risk.   An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

Investment in Investment Companies Risk.   Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses.

Leverage Risk.   The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged.

Liquidity Risk.   In certain circumstances, it may be difficult for the Fund to purchase and sell particular derivative investments within a reasonable time at a fair price. While the Fund intends to invest in liquid swap contracts and other derivatives, under certain market conditions, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk.   The values of securities in the Underlying Index could decline generally or could underperform other investments. An investment in the Fund may lose money.

Passive Investment Risk.   The Fund is not actively managed and therefore may not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index.

Sector Exposure Risk.   To the extent that the Fund’s investments are concentrated in or significantly exposed to a particular sector, the Fund will be susceptible to loss due to adverse occurrences affecting that sector. Based on the composition of the Underlying Index as of the date of this Prospectus, it is expected that the Fund’s assets will have significant exposure to the technology and healthcare sectors. The Fund will be subject to the risk that economic, political or other conditions that have a negative effect on these sectors may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Tracking Error Risk.   The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index.

Venture Capital Investing.   The Fund seeks to generate returns that mimic the returns of the U.S. venture capital industry as measured by the Underlying Index. Venture capital is a type of equity financing that addresses the funding needs of entrepreneurial companies that for reasons of size, assets, and stage of development cannot seek capital from more traditional sources, such as public markets and banks. Because investing in new or very early companies inherently carries a degree of risk, including the risk that a company will fail, the returns of the venture capital industry may be subject to greater volatility than the returns of more established publicly traded companies. As a result, the Fund’s returns also may experience greater volatility than a direct or indirect investment in more established public companies. The Fund does not invest in venture capital funds nor does it invest directly in the companies funded by venture capital funds.

Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance.